Annual Fund Operating Expenses	Jul. 31, 2024
ESG Diversified Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2025
ESG Diversified Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[1]
Distribution and Service (12b-1) Fees	0.20%	[1]
Other Expenses (as a percentage of Assets):	0.26%	[1]
Acquired Fund Fees and Expenses	0.27%	[1],[2]
Expenses (as a percentage of Assets)	0.93%	[1]
Fee Waiver or Reimbursement	(0.16%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.77%	[1]
ESG Diversified Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.25%	[1]
Acquired Fund Fees and Expenses	0.27%	[1],[2]
Expenses (as a percentage of Assets)	0.72%	[1]
Fee Waiver or Reimbursement	(0.15%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.57%	[1]
ESG Diversified Growth Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2025
ESG Diversified Growth Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[4]
Distribution and Service (12b-1) Fees	0.20%	[4]
Other Expenses (as a percentage of Assets):	0.47%	[4]
Acquired Fund Fees and Expenses	0.25%	[4],[5]
Expenses (as a percentage of Assets)	1.12%	[4]
Fee Waiver or Reimbursement	(0.37%)	[4],[6]
Net Expenses (as a percentage of Assets)	0.75%	[4]
ESG Diversified Growth Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[4]
Distribution and Service (12b-1) Fees	0.00%	[4]
Other Expenses (as a percentage of Assets):	0.46%	[4]
Acquired Fund Fees and Expenses	0.25%	[4],[5]
Expenses (as a percentage of Assets)	0.91%	[4]
Fee Waiver or Reimbursement	(0.36%)	[4],[6]
Net Expenses (as a percentage of Assets)	0.55%	[4]

[1]	Expense information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[3]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.10% through April 30, 2025. This agreement will automatically renew for successive one-year terms unless the investment adviser provides written notice of the termination of the agreement at least 10 days prior to the beginning of the next one-year term. Prior to the renewal period, the investment adviser may not terminate this agreement without the approval of the Board of Trustees. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment combined with certain “Other Expenses” would be limited to the lesser of: (i) the expense cap at the time of the reimbursement or (ii) the Fund’s then-current expense cap.
[4]	Expense information has been restated to reflect current fees.
[5]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[6]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.10% through April 30, 2025. This agreement will automatically renew for successive one-year terms unless the investment adviser provides written notice of the termination of the agreement at least 10 days prior to the beginning of the next one-year term. Prior to the renewal period, the investment adviser may not terminate this agreement without the approval of the Board of Trustees. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment combined with certain “Other Expenses” would be limited to the lesser of: (i) the expense cap at the time of the reimbursement or (ii) the Fund’s then-current expense cap.